Ordinary Shares	12 Months Ended
Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Ordinary Share

17.	ORDINARY SHARES
To
 facilitate the exit of certain key employees of Truck Alliance, in 2020, the Company repurchased in total of
 190,527,542
ordinary shares from these employees with an aggregate consideration of
 RMB489,391
.
These repurchases resulted in a reduction of ordinary shares by RMB
12
, a reduction of APIC by
RMB376,820 and compensation expenses of RMB112,558
. The compensation expenses were computed as the excess of the repurchase prices over the fair values of the ordinary shares repurchased from the management members as of respective repurchase dates.
In 2020, 106,422,541 ordinary shares of employees obtained through exercise of options were repurchased by the Company for tax purposes with an aggregate consideration of RMB385,270
. The repurchase resulted in a reduction of ordinary shares by
RMB7, a reduction of APIC by RMB268,052
and compensation expenses of
RMB117,211
. The compensation expenses were computed as the excess of the repurchase price over the fair value of the ordinary shares repurchased as of the respective repurchase dates.
In November 2020, the shareholders and board of directors of the Company passed unanimously written resolutions to reclassify and re-designate the Company’s authorized ordinary shares into: (i)
33,562,015,467 Class A Ordinary Shares, and (ii) 963,610,653
Class B Ordinary Shares. Each ordinary share directly or indirectly held by Full Load Logistics Information Co. Ltd has been re-designated to one Class B ordinary Share with a par value of US
$ 0.00001
and each ordinary share held by other shareholders has been re-designated into one Class A ordinary Share with a par value of US
$ 0.0001.

Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, however, each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to thirty votes on an as-converted basis held by shareholders at general meeting. Subsequently, 2,013,034,312 Class A ordinary shares were re-classified into the same number of Class B ordinary shares upon shareholders resolutions in 2021.
In

2021, prior to the completion of USIPO, the Company repurchased

177,267,715
Class A ordinary shares from certain shareholders of the Group with an aggregate consideration of RMB
1,077,505
. The repurchases resulted in a reduction of ordinary shares by RMB12, a reduction of APIC by
 RMB
1,038,564
 and compensation expenses of RMB38,929 for the excess of the repurchase prices over the fair values of the ordinary shares repurchased as of the respective repurchase dates.
On June 22, 2021, upon the completion of USIPO,

1,650,000,000
Class A ordinary shares were issued to the public investors and
210,526,314
Class A ordinary shares were issued in the concurrent private placement. Total proceeds of the issuance was RMB
11,059,043
, net of the issuance cost. On the same date, all redeemable convertible preferred shares were converted to ordinary shares.

During
the year ended December 31, 2021,
866,230,796
stock options were exercised in ordinary shares by employees, of which 351,972,260 were Class A ordinary shares and 514,258,536 were Class B ordinary shares. The Company repurchased 169,834,500 Class B ordinary shares for tax purpose upon the exercise of options, which resulted in a decrease of ordinary shares b
y RMB11
 and a reduction of APIC by
 RMB626,431.